Share Capital (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 shares	Mar. 31, 2025 shares	Dec. 31, 2025
Share Capital [Line Items]
Settlement of public shares		223,671
Stock option exercised	50,368
Restricted Share Units [member]
Share Capital [Line Items]
Settlement of restricted stock unit	404,827	443,485
Settlement of public shares	208,582
Performance Share Units [Member]
Share Capital [Line Items]
Settlement of public shares	113,880	46,360
Performance share units	224,822	93,454
Deferred Share Units [Member]
Share Capital [Line Items]
Settlement of restricted stock unit	0	12,434
Class A Limited Partnership Units [Member]
Share Capital [Line Items]
Shares issued	1,638	12,500
Class A [Member]
Share Capital [Line Items]
Special voting share	one		one
Class B [Member]
Share Capital [Line Items]
Special voting share	one		one
Class C [Member]
Share Capital [Line Items]
Special voting share	one		one
Golden Share [Member]
Share Capital [Line Items]
Special voting share	one		one